RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
Related parties of the Company are comprised of the following:

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited
FountainVest Partners
Anamered Investments Inc.
The Board of Directors of Amer Sports, Inc. (1)
The Executive Committee and the Executive Board of Amer Sports, Inc. (1)
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(1)Includes entities controlled or jointly controlled by members.
The subsidiaries of Amer Sports, Inc. are listed in Note 24. Group Companies.
The Company's transactions with ANTA Sports were as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Purchases of goods and services from ANTA Sports and subsidiaries	$31.4	$26.7	$8.6
Sales to ANTA Sports and subsidiaries	30.8	1.1	1.9
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
Key management personnel includes the Board of Directors of Amer Sports, Inc., the Executive Committee and the Executive Board (renamed to the Global Leadership Team effective January 1, 2025). Key management personnel prior to the IPO also included the Board of Directors of Amer Sports Holding 3 Oy.
Compensation to key management personnel recognized in the consolidated statement of income and loss and other comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Salaries and other short-term employee benefits	$21.8	$12.7	$11.0
Post-employment benefits	1.5	0.5	0.2
Termination benefits	0.7	0.9	—
Share-based payments (1)	15.2	19.5	—
Other long-term benefits	—	0.3	0.8
Total	$39.2	$33.9	$12.0
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(1)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.
The members of the Executive Board and Executive Committee receive a fixed remuneration and a short-term variable remuneration in the form of an annual bonus based on the Company’s annual financial targets. In addition, they participate in the share-based payment program of Amer Sports. Refer to Note 9. Share-Based Payments for information on the share-based payment program.
Remuneration of $0.4 million and nil was paid to the Board of Directors for the fiscal years ended 2024 and 2023, respectively. Members of the Board of Directors do not have contractual retirement benefits with the Company, while certain members of the Board of Directors are participants to the Company’s Omnibus Incentive Plan.
No loans have been granted to key management personnel.
The Company was granted the following long-term loans from the former parent company, Amer Sports Holding (Cayman) Limited:

In millions	December 31, 2024	December 31, 2023
Non-current loans from the former parent company:
Investment Loan	$—	$2,641.0
Facility A Loan	—	1,436.5
Total	$—	$4,077.5
At the Group level, the loan was netted by upfront fees related to the aforementioned loan.

	For the year ended December 31,
In millions	2024	2023	2022
Interest expenses to the former parent company:
Investment Loan	$19.1	$205.0	$124.7
Facility A Loan	2.5	21.4	13.8
Total	$21.6	$226.4	$138.5
The following balances are outstanding at the end of the respective fiscal years in relation to transactions with related parties (except for the non-current loans from the former parent company, disclosed above):

In millions	December 31, 2024	December 31, 2023
ANTA Sports and subsidiaries
Current payables	$11.3	$6.3
Current receivables	10.4	—
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	—	18.0
Other receivables	—	13.3
Key management personnel
Provisions short and long-term incentive	7.9	17.9
Other short-term benefit liabilities	0.8	0.6
Amer Sports Management Company (Cayman) Limited
Borrowings	—	11.9
Interest expenses	—	0.8
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.8	0.9
Current payables to and receivables from ANTA Sports have a short-term maturity, are interest free and not secured.